Income Taxes (Components of Deferred Tax Asset and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred Tax Assets:
Inventory	$ 17,356	$ 22,617
Retirement benefits	25,996	22,594
Accounts receivable	10,952	9,523
Accruals for employee benefits	9,392	8,409
Other reserves	8,373	7,841
Loss and credit carryforwards	3,143	5,072
Other	945	0
Total deferred tax assets	76,157	76,056
Valuation allowance	(3,234)	(4,650)
Total net deferred assets	72,923	71,406
Deferred tax liabilities:
Intangible assets	(184,486)	(186,737)
Property, plant and equipment	(24,394)	(24,785)
Other	0	(2,923)
Total deferred tax liabilities	(208,880)	(214,445)
Net deferred income tax liabilities	$ (135,957)	$ (143,039)